SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 01, 2025	Sep. 20, 2024	Jan. 31, 2024
Right To Use Assets And Lease Liability
Operating lease - right-of-use asset - non-current	$ 170,463	$ 86,088	$ 140,038	$ 39,489	$ 30,084
Operating lease liability	$ 171,162	$ 87,474	$ 140,038	$ 39,489	$ 30,084
Weighted-average remaining lease term (years)	3 years 1 month 20 days	3 years 4 months 6 days
Weighted-average discount rate	8.00%	8.00%
Amortization of right-of-use operating lease asset	$ 63,696	$ 66,394
Impairment of right of use asset		30,084
Total operating lease costs	63,696	96,479
Operating cash outflows from operating lease (obligation payment)	47,583	54,144
Right-of-use asset obtained in exchange for new operating lease liability	140,038	30,084
Impairment of right of use asset		(30,084)
Net